SUBSEQUENT EVENTS (Details) $ in Millions	Jan. 12, 2024 USD ($)
Cyxtera Core Data Center Portfolio | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred	$ 1,300